Share Based Payments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2018	Apr. 01, 2018	Jun. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	May 15, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized and approved to issue under plan							153,031
Common stock shares available for issuance							85,714
Common stock shares available for issuance							67,317
Number of stock option issued				23,112	33,337	28,896
Stock based compensation expense reversal				$ 125
Stock option forfeited						1,528
Fair value of options recorded in stock based compensation liability		$ 10,000
Reclassification of equity-classified stock options to stock-based compensation liability due to change in functional currency		$ 4,200
Reduction to stock-based compensation liability	$ 300
Reclassified from liability to equity	$ 10,300
Weighted average exercise price				$ 16.42	$ 162.74	$ 354.20
Employee and Director Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock option issued				23,112	33,337	28,468
Stock option forfeited					3,963
Unrecognized compensation cost related to non-vested stock options outstanding				$ 4,100	$ 6,000
Weighted-average remaining vesting period				2 years 9 months 18 days	2 years 9 months 18 days
Weighted average exercise price					$ 162.74	$ 354.20
Weighted average grant date fair value				$ 10.50	$ 105.38	$ 272.30
Consultants Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock option issued				0	0	428
Unrecognized compensation cost related to non-vested stock options outstanding					$ 100
Weighted-average remaining vesting period					1 year 7 months 6 days
Weighted average exercise price						$ 358.05
Weighted average grant date fair value						$ 310.45
Non-employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options outstanding				$ 15
Weighted-average remaining vesting period				10 months 24 days
2018 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized and approved to issue under plan							153,031
Common stock shares available for issuance							85,714
Common stock remaining available for grant				96,798	116,250
2016 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares available for issuance							67,317
2016 Omnibus Incentive Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate amount of stock excess award								1,714
2016 Omnibus Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years
Vesting percentage			25.00%